Equity - Capital (Details) - EUR (€) € / shares in Units, € in Millions	Jun. 30, 2026	Dec. 31, 2025
Equity [abstract]
Nominal amount	€ 7,345	€ 7,345
Number of shares outstanding (in shares)	14,689,319,502	14,689,319,502
Par value per share (in euro per share)	€ 0.50	€ 0.50